Schedule of identifiable intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Identifiable Intangible Assets
Cost Beginning balance	$ 32,411	$ 35,020
Accumulated amortization, Beginning balance	(31,786)	(34,961)
Carrying value, Beginning balance	625	59
Cost, Additions		609
Accumulated amortization Additions
Carrying value Additions		609
Cost, Amortization
Amortization, Accumulated amortization	(5)	(16)
Amortization, Carrying value	(5)	(16)	$ (20)
Cost, Impairment of intangible assets	(584)
Accumulated amortization,Impairment of intangible assets
Carrying value, Impairment of intangible assets	(584)
Cost,Impact of foreign exchange rate changes	(2,055)	(3,218)
Accumulated amortization,Impact of foreign exchange rate changes	2,019	3,191
Carrying value,Impact of foreign exchange rate changes	(36)	(27)
Cost, Ending balance	29,772	32,411	35,020
Accumulated amortization, Ending balance	(29,772)	(31,786)	(34,961)
Carrying value, Ending balance		$ 625	$ 59